Pension plans	12 Months Ended
Dec. 31, 2011
Pension plans
Pension plans

18    Pension plans

             The Company is the sponsor of pension plans mixed with characteristics of benefit and defined contribution (such as benefit plan Vale Mais), which includes retirement income and the risk benefits (death pension, retirement for disability and sickness benefit). These plans are calculated based on length of service, age, salary base and supplement to Social Security benefits. These plans are administered by Fundação Vale do Rio Doce de Seguridade Social—VALIA.

             The Company also sponsors a pension plan with defined benefit characteristics. This plan was funded by monthly contributions made by the sponsor and employees, calculated on the basis of periodic actuarial estimates. With the creation of the plan Vale Mais in May 2000, more than 98% of active employees opted to transfer. The defined benefit is still there, covering almost exclusively retired participants and their beneficiaries. This plan is also administered by VALIA.

             Additionally, a specific group of former employees are entitled to additional payments to the normal benefits of VALIA through Complementation Bonus plus a post-retirement benefit that covers medical, dental and pharmaceutical assistance to that specific group.

             Vale Fertilizantes and its wholly owned subsidiaries pay to employees who are eligible to the FGTS' fine according to union agreement and provide certain health benefits for retired employees who are eligible.

             The Company also has defined benefit plans and other post-employment benefits administered by other foundations and social security entities which, together, benefiting all employees.

             The following information details the status of the defined benefit elements of all plans in accordance with employers disclosure about pensions and other post retirement benefits, as well as costs related to them.

             We use a measurement date December 31 for our pension and post retirement benefit plans.

a) Change in benefit obligation

	As of December 31, 2011			As of December 31, 2010
	Overfunded pension plans	Underfunded pension plans	Underfunded other benefits	Overfunded pension plans	Underfunded pension plans	Underfunded other benefits
Benefit obligation at beginning of year	3,623	5,667	1,601	3,661	3,923	1,431
Benefit initial recognized consolidation	–	–	–	385	12	58
Transfers	1,132	(1,132)	–	(936)	936	–
Service cost	18	79	32	2	59	26
Interest cost	517	272	102	329	360	102
Plan amendment	–	2	(23)	(28)	10	(2)
Assumptions changes	141	39	10	87	65	6
Benefits paid/ Actual distribution	(345)	(363)	(82)	(237)	(364)	(78)
Plan settlements	–	(26)	(8)	–	–	–
Effect of exchange rate changes	(539)	(138)	(67)	126	241	71
Actuarial loss	64	162	129	234	425	(13)

Benefit obligation at end of year	4,611	4,562	1,694	3,623	5,667	1,601

b) Change in plan assets

	As of December 31, 2011			As of December 31, 2010
	Overfunded pension plans	Underfunded pension plans	Underfunded other benefits	Overfunded pension plans	Underfunded pension plans	Underfunded other benefits
Fair value of plan assets at beginning of year	5,585	4,645	13	4,996	3,229	11
Fair value initial recognized consolidation	–	–	–	451	10	–
Transfers	1,105	(1,105)	–	(866)	866	–
Actual return on plan assets	573	125	–	1,094	541	1
Employer contributions	65	512	82	2	169	80
Benefits paid/ Actual distribution	(345)	(363)	(82)	(265)	(364)	(80)
Plan settlements	–	(26)	(11)	–	–	–
Effect of exchange rate changes	(706)	(126)	(1)	173	194	1

Fair value of plan assets at end of year	6,277	3,662	1	5,585	4,645	13

             A special contribution was made to the Vale Canada Limited defined underfunded benefit plans of US$342 during the period. The contribution was made to bring the adequate ratios which provide Vale Canada with more certain funding requirements for 2011-2013.

             Plan assets managed by Valia on December 31, 2011, December 31, 2010 and January 1, 2010 include investments in portfolio of our own stock of US$340, US$519 and US$587, investments in debentures worth US$63, US$64 and US$69 and equity investments from related parties amounting to US$84, US$81 and US$164, respectively. They also include on December 31, 2011, 31 December 2010 and January 1, 2010, US$3,552, US$4,150 and US$3,261 of securities of the Federal Government. The assets of the pension plans of Vale Canada Limited in securities of the Government of Canada on December 31, 2011, 2010 and January 1, 2010, amounted to US$653, US$436 and US$391, respectively. The assets of Vale Fertilizantes and Ultrafértil on December 31, 2011 and December 31, 2010 in securities of the Federal Government were worth US$149 and US$158, respectively.

c) Funded Status and Financial Position

	As of December 31, 2011			As of December 31, 2010
	Overfunded pension plans	Underfunded pension plans	Underfunded other benefits	Overfunded pension plans	Underfunded pension plans	Underfunded other benefits
Noncurrent assets	1,666	–	–	1,962	–	–
Current liabilities	–	(69)	(78)	–	(35)	(133)
Non-current liabilities	–	(831)	(1,615)	–	(987)	(1,455)

Funded status	1,666	(900)	(1,693)	1,962	(1,022)	(1,588)

d) Assumptions used (nominal terms)

             All calculations involve future actuarial projections for some parameters, such as salaries, interest, inflation, the behavior of INSS benefits, mortality, disability, etc. No actuarial results can be analyzed without prior knowledge of the scenario of assumptions used in the assessment.

             The economic actuarial assumptions adopted were formulated considering the long life of the plan and should therefore be examined in that light. So, in the short term, they may not necessarily be realized.

             For the evaluations the following economic assumptions were adopted:

Brazil
	December 31, 2011			December 31, 2010
	Overfunded pension plans	Underfunded pension plans	Underfunded other benefits	Overfunded pension plans	Underfunded pension plans	Underfunded other benefits
Discount rate	10.78% p.a.	11.30% p.a.	11.30% p.a.	11.30% p.a.	11.30% p.a.	11.30% p.a.
Expected return on plan assets	14.25% p.a.	13.79% p.a.	N/A	12.00% p.a.	11.50% p.a.	N/A
Rate of compensation increase—up to 47 years	8.15% p.a.	8.15% p.a.	N/A	8.15% p.a.	8.15% p.a.	N/A
Rate of compensation increase—over 47 years	5.00% p.a.	5.00% p.a.	N/A	5.00% p.a.	5.00% p.a.	N/A
Inflation	5.00% p.a.	5.00% p.a.	5.00% p.a.	5.00% p.a.	5.00% p.a.	5.00% p.a.
Health care cost trend rate	N/A	N/A	8.15% p.a.	N/A	N/A	8.15% p.a.

Foreign
	December 31, 2011			December 31, 2010
	Overfunded pension plans	Underfunded pension plans	Underfunded other benefits	Overfunded pension plans	Underfunded pension plans	Underfunded other benefits
Discount rate	N/A	5.43% p.a.	5.10% p.a.	N/A	6.21% p.a.	5.44% p.a.
Expected return on plan assets	N/A	6.51% p.a.	6.50% p.a.	N/A	7.02% p.a.	6.50% p.a.
Rate of compensation increase—up to 47 years	N/A	4.10% p.a.	3.00% p.a.	N/A	4.11% p.a.	3.58% p.a.
Rate of compensation increase—over 47 years	N/A	4.10% p.a.	3.00% p.a.	N/A	4.11% p.a.	3.58% p.a.
Inflation	N/A	2.00% p.a.	2.00% p.a.	N/A	2.00% p.a.	2.00% p.a.
Initial Health care cost trend rate	N/A	N/A	7.22% p.a.	N/A	N/A	7.35% p.a.
Ultimate Health care cost trend rate	N/A	N/A	4.49% p.a.	N/A	N/A	4.49% p.a.

e) Pension costs

	Year ended as of December 31, 2011
	Overfunded pension plans	Underfunded pension plans	Underfunded other benefits
Service cost—benefits earned during the period	18	79	32
Interest cost on projected benefit obligation	517	272	102
Expected return on assets	(785)	(258)	–
Amortizations and (gain) / loss	–	24	(35)

Net periodic pension cost (credit)	(250)	117	99

	Year ended as of December 31, 2010
	Overfunded pension plans	Underfunded pension plans	Underfunded other benefits
Service cost—benefits earned during the period	2	59	27
Interest cost on projected benefit obligation	329	361	97
Expected return on assets	(531)	(321)	–
Amortizations and (gain) / loss	–	18	(14)
Net deferral	(1)	–	–

Net periodic pension cost (credit)	(201)	117	110

	Year ended as of December 31, 2009
	Overfunded pension plans	Underfunded pension plans	Underfunded other benefits
Service cost—benefits earned during the period	11	43	17
Interest cost on projected benefit obligation	313	255	88
Expected return on assets	(431)	(202)	(1)
Amortizations and (gain)/loss	14	3	(19)
Net deferral	–	14	(14)

Net periodic pension cost (credit)	(93)	113	71

f) Accumulated benefit obligation

	December 31, 2011			December 31, 2010
	Overfunded pension plans	Underfunded pension plans	Underfunded other benefits	Overfunded pension plans	Underfunded pension plans	Underfunded other benefits
Accumulated benefit obligation	4,610	4,404	1,694	3,612	5,540	1,601
Projected benefit obligation	4,611	4,562	1,694	3,623	5,667	1,601
Fair value of plan assets	(6,277)	(3,662)	(1)	(5,585)	4,645	(13)

g) Impact of 1% variation in assumed health care cost trend rate

	1% increase		1% decrease
	2011	2010	2011	2010
Accumulated postretirement benefit obligation (APBO)	258	213	(206)	(172)
Interest and service costs	22	12	(18)	(17)

h) Other Cumulative Comprehensive Income (Deficit)

	As of December 31, 2011			As of December 31, 2010
	Overfunded pension plans	Underfunded pension plans	Underfunded other benefits	Overfunded pension plans	Underfunded pension plans	Underfunded other benefits
Net prior service (cost)/credit	–	(15)	–	–	(15)	–
Net actuarial (loss)/gain	(181)	(885)	292	243	(628)	335
Effect of exchange rate changes	(24)	3	–	(1)	–	(1)
Deferred income tax	70	249	(76)	(82)	201	(111)

Amounts recognized in other cumulative comprehensive income (deficit)	(135)	(648)	216	160	(442)	223

i) Change in Other Cumulative Comprehensive Income (Deficit)

	As of December 31, 2011			As of December 31, 2010
	Overfunded pension plans	Underfunded pension plans	Underfunded other benefits	Overfunded pension plans	Underfunded pension plans	Underfunded other benefits
Net prior service (cost)/credit not yet recognized in NPPC at beginning of period	–	(14)	–	–	–	–
Net actuarial (loss)/gain not yet recognized in NPPC at beginning of period	242	(629)	334	(18)	(337)	297
Transfers	–	–	–	8	(8)	–
Deferred income tax at beginning of period	(82)	201	(111)	3	111	(94)

Effect of initial recognition of cumulative comprehensive income (deficit)	160	(442)	223	(7)	(234)	203
Reclassifications
Amortization of net transition (obligation)/asset	–	(5)	–	–	–	–
Amortization of net prior service (cost)/credited	–	5	–	–	–	–
Amortization of net actuarial (loss)/gain	–	19	2	–	(1)	9
Total net actuarial (loss)/gain arising during period	(423)	(290)	(48)	261	(277)	11
Transfers	–	–	–	(8)	8	–
Effect of exchange rate changes	(24)	17	4	(1)	(28)	17
Deferred income tax	152	48	35	(85)	90	(17)

Total recognized in other cumulative comprehensive income (deficit)	(135)	(648)	216	160	(442)	223

j) Plan assets

Brazilian Plans

             The Investment Policy Statements of pension plans sponsored for Brazilian employees are based on a long term macroeconomic scenario and expected returns. An Investment Policy Statement was established for each obligation by following results of a strategic asset allocation study.

             Plan asset allocations comply with pension funds local regulation issued by CMN—Conselho Monetário Nacional (Resolução CMN 3792/09). We are allowed to invest in six different asset classes, defined as Segments by the law, as follows: Fixed Income, Equity, Structured Investments (Alternative Investments and Infra-Structure Projects), International Investments, Real Estate and Loans to Participants.

             The Investment Policy Statements are approved by the Board, the Executive Directors and two Investments Committees. The internal and external portfolio managers are allowed to exercise investment discretion under the limitations imposed by the Board and the Investment Committees.

             The pension fund has a risk management process with established policies that intend to identify measure and control all kind of risks faced by our plans, such as: market, liquidity, credit, operational, systemic and legal.

Foreign plans

             The strategy for each of the pension plans sponsored by Vale Canada is based upon a combination of local practices and the specific characteristics of the pension plans in each country, including the structure of the liabilities, the risk versus reward trade-off between different asset classes and the liquidity required to meet benefit payments.

Overfunded pension plans

Brazilian Plans

             The Defined Benefit Plan (the "Old Plan") has the most part of its assets allocated in fixed income, mainly in Brazilian government bonds (such as TIPS) and corporate long term inflation linked corporate bonds with the objective of reducing the asset-liability volatility. The target is 55% of the total assets. This LDI (Liability Driven Investments) strategy, when considered together with the Loans to Participants segment, aims to hedge the plan's liabilities against inflation risk and volatility. The target allocation for each investment segment or asset class is as follows:

	December 31, 2011	December 31, 2010
Fixed income	57%	52%
Equity	24%	28%
Structured investments	6%	6%
International investments	1%	2%
Real estate	8%	7%
Loans to participants	4%	5%

             The Investment Policy has the objective of achieving the adequate diversification, current income and long term capital growth through the combination of all asset classes described above to fulfill its obligations with the adequate level of risk. This plan has an average nominal return of 20% p.a. in dollars terms in the last 11 years.

             The Vale Mais Plan (the "New Plan") has obligations with both characteristics of defined benefit and variable contribution, as mentioned. The most part of its investments is in fixed income. It also implemented a LDI (Liability Driven Investments) strategy to reduce asset-liability volatility of the defined benefits plan's component by using inflation linked bonds (like TIPS). The target allocation for this strategy is 55% of total assets of this sub-plan. The target allocation for each investment segment or asset class is as follows:

	December 31, 2011	December 31, 2010
Fixed income	56%	59%
Equity	24%	24%
Structured investments	3.5%	2%
International investments	0.5%	1%
Real estate	6%	4%
Loans to participants	10%	10%

             The Defined Contribution Vale Mais component offers three options of asset classes mix that can be chosen by participants. The options are: Fixed Income—100%; 80% Fixed Income and 20% Equities and 65% Fixed Income and 35% Equities. Loan to participants is included in the fixed income options. Equities management is done through investment fund that targets Ibovespa index.

             The Investment Policy has the objective of achieving the adequate diversification, current income and long term capital growth through the combination of all asset classes described above to fulfill its obligations with the adequate level of risk. This plan has an average nominal return of 16% p.a. in dollars terms in the last 11 years.

—Fair value measurements by category—Overfunded Plans

	As of December 31, 2011				As of December 31, 2010
	Total	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3
Asset by category
Cash and cash equivalents	2	2	–	–	6	6	–	–
Accounts Receivable	15	15	–	–	81	81	–	–
Equity securities—liquid	1,508	1,425	83	–	1,396	1,321	75	–
Debt securities—Corporate bonds	560	–	560	–	420	–	420	–
Debt securities—Government bonds	2,134	2,134	–	–	2,114	2,114	–	–
Investment funds—Fixed Income	2,292	2,292	–	–	1,610	1,610	–	–
Investment funds—Equity	539	539	–	–	513	513	–	–
International investments	13	13	–	–	23	23	–	–
Structured investments—Private Equity funds	194	–	–	194	128	–	–	128
Structured investments—Real estate funds	21	–	–	21	19	–	–	19
Real estate	482	–	–	482	288	–	–	288
Loans to Participants	345	–	–	345	182	–	–	182

Total	8,105	6,420	643	1,042	6,780	5,668	495	617

Funds not related to risk plans	(1,828)				(1,195)
Fair value of plan assets at end of year	6,277				5,585

—Fair value measurements using significant unobservable inputs—Level 3 (Overfunded)

	As of December 31, 2011						As of December 31, 2010
	Private Equity Funds	Real State Funds	Real State	Loans to Participants	Total	Private Equity Funds	Real State Funds	Real State	Loans to Participants	Total
Beginning of the year	128	19	288	182	617	97	–	249	282	628
Actual return on plan assets	(8)	–	79	49	120	(3)	1	49	25	72
Initial recognized consolidation of Fosfertil	–	–	–	–	–	–	–	22	5	27
Assets sold during the period	(1)	–	(22)	(117)	(140)	(3)	(1)	(24)	(75)	(103)
Assets purchases, sales and settlements	37	–	135	116	288	43	–	25	62	130
Cumulative translation adjustment	(16)	(2)	(35)	(36)	(89)	4	1	9	7	21
Transfers in and/or out of Level 3	54	4	37	151	246	(10)	18	(42)	(124)	(158)

End of the year	194	21	482	345	1,042	128	19	288	182	617

             The target return for private equity assets in 2012 is 11.94% p.a. for the Old Plan and 11.51% p.a.for the New Plan. The target allocation is 6% for the Old Plan and 5.3% for the New Plan, ranging between 2% and 10% for the Old Plan and ranging between 1% and 10% for the New Plan. These investments have a longer investment horizon and low liquidity that aim to profit from economic growth, especially in the infrastructure sector of the Brazilian economy. The fair value of usually non-liquid assets is close to acquisition cost or book value. Some private equity funds, alternatively, apply the following methodologies: discounted cash flows analysis or analysis based on multiples.

             The target return for loans to participants in 2012 is 16% p.a. The fair value pricing of these assets includes provisions for non-paid loans, according to the local pension fund regulation.

             The target return for real estate assets in 2012 is 12.80% p.a. Fair value for these assets is close to book value. The pension fund hires companies specialized in real estate valuation that do not act in the market as brokers. All valuation techniques follow the local regulation.

Underfunded pension plans

Brazilian Obligation

             The obligation has an exclusive allocation in fixed income. A LDI (Liability Driven Investments) was also used strategy for this plan. Most of the resources were invested in long term Brazilian government bonds (similar to TIPS) and inflation linked corporate bonds with the objective of minimizing asset-liability volatility and reduce inflation risk.

             The Investment Policy Statement has the objective of achieving the adequate diversification, current income and long term capital growth to fulfill its obligations with the adequate level of risk. This obligation has an average nominal return of 16% p.a. in local currency in the last 6 years.

Foreign plans

             All pension plans except PT Inco, have resulted in a target asset allocation of 60% in equity investments and 40% in fixed income investments, with all securities being traded in the public markets. Fixed income investments are in domestic bonds for each plan's market and involve a mixture of government and corporate bonds. Equity investments are primarily global in nature and involve a mixture of large, mid and small capitalization companies with a modest explicit investment in domestic equities for each plan. The Canadian plans also use a currency hedging strategy (each developed currency's exposure is 50% hedged) due to the large exposure to foreign securities. For PT Inco, the target allocation is 20% equity investment and the remainder in fixed income, with the vast majority of these investments being made within the domestic market.

—Fair value measurements by category—Underfunded Pension Plans

	As of December 31, 2011					As of December 31, 2010
	Total	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3
Asset by category
Cash and cash equivalents	41	17	24	–	52	22	30	–
Accounts Receivable	11	11	–	–	20	20	–	–
Equity securities	1,232	1,231	1	–	1,628	1,623	5	–
Debt securities	259	–	259	–	175	–	175	–
Debt securities—Government bonds	660	33	627	–	786	370	416	–
Investment funds—Fixed Income	1,007	439	568	–	1,799	1,079	720	–
Investment funds—Equity	450	74	376	–	437	91	346	–
International investments	2	–	2	–	6	3	3	–
Investment funds—Private Equity	–	–	–	–	216	216	–	–
Structured investments—Private Equity funds	–	–	–	–	15	–	–	15
Structured investments—Real estate funds	–	–	–	–	1	–	–	1
Real estate	–	–	–	–	37	–	–	37
Loans to Participants	–	–	–	–	151	–	–	151

Total	3,662	1,805	1,857	–	5,323	3,424	1,695	204

Funds not related to risk plans	–				(678)

Fair value of plan assets at end of year	3,662				4,645

—Fair value measurements using significant unobservable inputs—Level 3 (Underfunded)

	As of December 31, 2011						As of December 31, 2010
	Private Equity Funds	Real State Funds	Real State	Loans to Participants	Total	Private Equity Funds	Real State Funds	Real State	Loans to Participants	Total
Beginning of the year	15	1	37	151	204	–	–	–	–	–
Actual return on plan assets	–	–	–	–	–	(2)	–	4	20	22
Assets sold during the period	–	–	–	–	–	7	–	(2)	(57)	(52)
Assets purchases, sales and settlements	–	–	–	–	–	–	–	10	58	68
Cumulative translation adjustment	–	–	–	–	–	–	–	1	6	7
Transfers in and/or out of Level 3	(15)	(1)	(37)	(151)	(204)	10	1	24	124	159

End of the year	–	–	–	–	–	15	1	37	151	204

Underfunded other benefits

—Fair value measurements by category—Other Benefits

	As of December 31, 2011		As of December 31, 2010
	Total	Level 1	Total	Level 1
Asset by category
Cash	1	1	13	13

Total	1	1	13	13

k)    Cash flow contributions

             Employer contributions expected for 2012 are US$262.

l)    Estimated future benefit payments

             The benefit payments, which reflect future service, are expected to be made as follows:

	As of December 31, 2011
	Overfunded pension plans	Underfunded pension plans	Underfunded other benefits
2012	282	403	89
2013	279	393	93
2014	279	387	96
2015	272	387	99
2016	269	383	101
2017 and thereafter	1,269	1,917	494

m)    Summary of participant data

	As of December 31, 2011			As of December 31, 2010
	Overfunded pension plans	Underfunded pension plans	Underfunded other benefits	Overfunded pension plans	Underfunded pension plans	Underfunded other benefits
Active participants
Number	202	67,951	74,729	245	59,923	67,990
Average age—years	50.0	36	35.9	49.8	36	36.4
Average service—years	27.2	7	7.7	27.1	8	8.5
Terminated vested participants
Number	–	5,815	–	–	4,876	–
Average age—years	–	39	–	–	40	–
Retirees and beneficiaries
Number	18,380	18,189	32,633	18,496	18,078	32,765
Average age—years	66.3	71	63.7	65.6	71	62.5